Related Party Balances and Transactions (Details) - Schedule of collateral and guarantee made by related parties - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Balances and Transactions (Details) - Schedule of collateral and guarantee made by related parties [Line Items]
Aggregated Principal	$ 10,285,333	$ 8,866,082
Carrying Amount	$ 8,313,519	$ 8,027,672
Mr. Jinlong Yang and MingZhu Logistics [Member]
Related Party Balances and Transactions (Details) - Schedule of collateral and guarantee made by related parties [Line Items]
Institution Name	The Industrial Bank Co., Ltd.(3)
Term	From May 9, 2022 to May 9, 2023
Aggregated Principal	$ 347,967
Carrying Amount	$ 347,967
Mr. Jinlong Yang and MingZhu Logistics [Member]
Related Party Balances and Transactions (Details) - Schedule of collateral and guarantee made by related parties [Line Items]
Institution Name	Bank of China(6)
Term	From May 16, 2022 to May 16, 2023
Aggregated Principal	$ 4,059,618
Carrying Amount	$ 3,340,486
Mr. Jinlong Yang and MingZhu Logistics, pledge by a property owned by Mr. Jinlong Yang and two properties owned by Mr. Jinlong Yang’s family members [Member]
Related Party Balances and Transactions (Details) - Schedule of collateral and guarantee made by related parties [Line Items]
Institution Name	China Everbright Bank(4)
Term	From November 23, 2022 to November 22, 2023
Aggregated Principal	$ 2,174,796
Carrying Amount	$ 2,087,804
Mr. Jinlong Yang and MingZhu Logistics [Member]
Related Party Balances and Transactions (Details) - Schedule of collateral and guarantee made by related parties [Line Items]
Institution Name	Guilin Bank(5)
Term	From April 28, 2022 to April 28, 2023
Aggregated Principal	$ 420,460
Carrying Amount	$ 420,460
Mr. Dongdong Wang and his Spouse [Member]
Related Party Balances and Transactions (Details) - Schedule of collateral and guarantee made by related parties [Line Items]
Institution Name	Zhejiang Mintai Commercial Bank
Term	From June 30, 2022 to June 8, 2023
Aggregated Principal	$ 289,973
Carrying Amount	$ 289,973
Mr. Dongdong Wang, Mr. Dongdong Wang’s Spouse and five employees [Member]
Related Party Balances and Transactions (Details) - Schedule of collateral and guarantee made by related parties [Line Items]
Institution Name	Zhejiang Tailong Commercial Bank Co., Ltd. (2)
Term	From November 18, 2022 to May 17, 2023
Aggregated Principal	$ 376,965
Carrying Amount	$ 376,965
Mr. Lihui Wang [Member]
Related Party Balances and Transactions (Details) - Schedule of collateral and guarantee made by related parties [Line Items]
Institution Name	Bank of China(6)
Term	From January 3, 2022 to January 3, 2023
Aggregated Principal	$ 289,973
Carrying Amount	$ 289,973
Mr. Lihui Wang [Member]
Related Party Balances and Transactions (Details) - Schedule of collateral and guarantee made by related parties [Line Items]
Institution Name	Bank of China(6)
Term	From September 2022 to September 2023
Aggregated Principal	$ 1,159,891
Carrying Amount	$ 1,159,891
Mr. Dongdong Wang and his Spouse [Member]
Related Party Balances and Transactions (Details) - Schedule of collateral and guarantee made by related parties [Line Items]
Institution Name		Hangzhou United Rural Commercial Bank Co.,Ltd.
Term		From November 11, 2021 to November 5, 2022
Aggregated Principal		$ 156,922
Carrying Amount		$ 156,922
Mr. Dongdong Wang and his Spouse [Member]
Related Party Balances and Transactions (Details) - Schedule of collateral and guarantee made by related parties [Line Items]
Institution Name		Hangzhou United Rural Commercial Bank Co.,Ltd.
Term		From September 23, 2021 to September 22, 2022
Aggregated Principal		$ 78,461
Carrying Amount		$ 78,461
Mr. Dongdong Wang and his Spouse [Member]
Related Party Balances and Transactions (Details) - Schedule of collateral and guarantee made by related parties [Line Items]
Institution Name		Hangzhou United Rural Commercial Bank Co.,Ltd.
Term		From September 16, 2021 to September 15, 2022
Aggregated Principal		$ 78,461
Carrying Amount		$ 78,461
Mr. Dongdong Wang and his Spouse [Member]
Related Party Balances and Transactions (Details) - Schedule of collateral and guarantee made by related parties [Line Items]
Institution Name		Hangzhou United Rural Commercial Bank Co.,Ltd.
Term		From July 14, 2021 to January 13, 2022
Aggregated Principal		$ 78,461
Carrying Amount		$ 78,461
Mr. Dongdong Wang and his Spouse [Member]
Related Party Balances and Transactions (Details) - Schedule of collateral and guarantee made by related parties [Line Items]
Institution Name		Hangzhou United Rural Commercial Bank Co.,Ltd.
Term		From June 29, 2021 to January 13, 2022
Aggregated Principal		$ 784,609
Carrying Amount		$ 784,609
Mr. Dongdong Wang, Mr. Dongdong Wang’s Spouse and five employees [Member]
Related Party Balances and Transactions (Details) - Schedule of collateral and guarantee made by related parties [Line Items]
Institution Name		Zhejiang Tailong Commercial Bank Co.,Ltd
Term		From November 11, 2021 to November 19, 2022
Aggregated Principal		$ 470,765
Carrying Amount		$ 470,765
Mr. Jinlong Yang and MingZhu Logistics. [Member]
Related Party Balances and Transactions (Details) - Schedule of collateral and guarantee made by related parties [Line Items]
Institution Name		Industrial Bank Co., Ltd.
Term		From April 28, 2021 to May 7, 2022
Aggregated Principal		$ 470,765
Carrying Amount		$ 376,612
Mr. Jinlong Yang and properties owned by family members of Mr. Jinlong Yang [Member]
Related Party Balances and Transactions (Details) - Schedule of collateral and guarantee made by related parties [Line Items]
Institution Name		China Everbright Bank Co., Ltd.
Term		From November 12, 2021 to November 20, 2022
Aggregated Principal		$ 2,353,827
Carrying Amount		$ 2,259,674
Mr. Jinlong Yang and MingZhu Logistics. [Member]
Related Party Balances and Transactions (Details) - Schedule of collateral and guarantee made by related parties [Line Items]
Institution Name		Bank of Communications Co., Ltd.
Term		From April 29, 2021 to May 9, 2022
Aggregated Principal		$ 3,923,046
Carrying Amount		$ 3,295,359
Mr. Jinlong Yang and MingZhu Logistics. [Member]
Related Party Balances and Transactions (Details) - Schedule of collateral and guarantee made by related parties [Line Items]
Institution Name		WeBank Co., Ltd.
Term		From August 26, 2021 to August 26, 2023
Aggregated Principal		$ 470,765
Carrying Amount		$ 448,348